Loan note instruments (Details) - Solar loan notes - USD ($) $ in Millions	Feb. 02, 2023	Dec. 31, 2025	Dec. 31, 2024
Loan note instruments
Borrowings, interest rate	9.50%
Debt instrument term	3 years
Principal value		$ 11.5	$ 9.0